Statement of Cash Flows	11 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,923,605)
Interest earned on investment held in Trust Account	(1,969)
Changes in operating assets and liabilities:
Prepaid expenses	(74,078)
Accounts payable and accrued expenses	1,176,778
Net Cash Used in Operating Activities	(822,874)
Cash Flows from Investing Activities:
Purchase of investment held in Trust Account	(44,889,860)
Net Cash Used in Investing Activities	(44,889,860)
Cash Flows from Financing Activities:
Proceeds from sale of units through public offering	40,000,000
Proceeds from sale of over-allotment units	4,889,860
Payment of underwriters’ discount	(897,797)
Payment of offering costs	(624,050)
Proceeds from sale of private placement shares	2,247,800
Proceeds from issuance of promissory note to related party	220,000
Repayment of promissory note to related party	(225,000)
Proceeds from related party loans	158,000
Repayment of related party loans	(28,000)
Net Cash Provided by Financing Activities	45,740,813
Net Change in Cash	28,079
Cash at beginning of period
Cash at end of period	28,079
Supplemental Disclosure of Non-cash Financing Activities
Offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Offering costs paid by promissory note – related party	5,000
Accrued deferred offering costs	282,320
Deferred underwriting compensation	1,571,145
Change in value of Class A ordinary shares subject to possible redemption	43,624,742
Allocation of offering costs to ordinary shares subject to redemption	3,309,341
Accretion of carrying value to redemption value	$ 4,574,459